Document and Entity Information	6 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Bon Natural Life Ltd
Entity Central Index Key	0001816815
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Emerging Growth Company	true
Entity Ex Transition Period	false